WILMER CUTLER PICKERING

    HALE AND DORR LLP

July 11, 2005 Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549	Hal J. Leibowitz 60 STATE STREET BOSTON, MA 02109 +1 617 526 6461 +1 617 526 500 fax hal.leibowitz@wilmerhale.com

Attention: Pamela A. Long, Esq.

Re:	Saucony, Inc.
Schedule 14A
Filed June 9, 2005
File No. 000-05083

Ladies and Gentlemen:

On behalf of Saucony, Inc. (“Saucony” or the “Company”), submitted herewith for filing is Amendment No. 1 (“Amendment No. 1”) to the Proxy Statement referenced above (the “Proxy Statement”).

This Amendment No. 1 is being filed in response to comments contained in a letter dated July 8, 2005 (the “Letter”) from Pamela A. Long, Esq. of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Mr. Michael Umana, Chief Financial Officer of Saucony.

The responses contained herein are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. In most instances, the Company has responded to the comments in the Letter by making changes to the disclosure set forth in Amendment No. 1. This letter refers to supplemental information provided to the Staff, and Saucony requests, pursuant to Rule 418 of the Securities Act of 1933, as amended (the “Securities Act”), that the Staff return this information to Saucony after it has completed its review of the materials. In addition, Amendment No. 1 contains disclosure of certain updated information.

General

1.	Please supplementally provide us with a copy of the board book.

Response:	The Company is supplementally providing the Staff with a copy of the board book provided to the Board of Directors of the Company by Albert A. Holman III of Chestnut Securities, Inc. (“Chestnut Securities”) on May 31, 2005. The board book contemplates that shareholders of the Company will receive cash merger consideration of $24 per share. As described on

BALTIMORE        BEIJING        BERLIN        BOSTON        BRUSSELS         LONDON

MUNICH        NEW YORK        NORTHERN VIRGINIA        OXFORD        WALTHAM    WASHINGTON

Securities and Exchange Commission

July 11, 2005

page 21 of Amendment No. 1 under the caption “The Merger — Background of the Merger,” on June 1, 2005, The Stride Rite Corporation proposed a reduction in the merger consideration from $24 per share to $23 per share. Later that day, Mr. Holman orally presented to the Board of Directors of the Company the changes to the analysis in the board book resulting from the change in the merger consideration. The Company is also supplementally providing the Staff with a memorandum from Chestnut Securities, which outlines these changes and summarizes the oral presentation given by Mr. Holman to the Board of Directors on June 1, 2005.

2.	The proxy statement should begin with the Summary Term Sheet, followed by the Table of Contents. The Summary Term Sheet should set forth the principal terms of the transaction, not summarize the entire document. It should also be concise. Please revise. For further guidance, see Item 1001 of Regulation M-A, and review Section II.F.2.b. of SEC Release No. 33-7760.

Response:	The Company has added a Summary Term Sheet before the Table of Contents that sets forth the principal terms of the transaction in response to the Staff’s comment.

Questions and Answers About the Special Meeting and the Merger, page i

3.	Please revise the introductory paragraph to delete the statement that the questions and answers are provided “for your convenience.”

Response:	The Company has deleted the statement that the questions and answers are provided “for your convenience” in response to the Staff’s comment.

4.	Please disclose what percentage of unaffiliated shareholders needs to vote for the merger in order to approve the transaction. Where appropriate, please provide this information elsewhere in the filing.

Response:	The Company has revised the disclosure on page i of Amendment No. 1 and elsewhere in Amendment No. 1 to disclose the percentage of shares held by shareholders of the Company who are not parties to the Voting Agreement with The Stride Rite Corporation needed to vote for the merger in order to approve the transaction in response to the Staff’s comment.

Summary, page 1

5.	Please add a section that briefly summarizes the reasons for the merger that you disclose in more detail on page 19.

Securities and Exchange Commission

July 11, 2005

Response:	The Company has revised the disclosure on pages 3 to 4 of Amendment No. 1 in response to the Staff’s comment.

Interests of Our Directors and Executive Officers in the Merger, page 8

6.	Quantify in dollars the aggregate amount of compensatory payments and all other benefits that all executive officers, directors, and key employees will receive as a result of the transaction. Provide this information on an individual and group basis.

Response:	The Company has revised the disclosure on page 10 of Amendment No. 1 in response to the Staff’s comment. The executive officers and directors of the Company will receive no additional benefit other than the payments described in the revised disclosure on page 10 of Amendment No. 1 other than a cash payment upon the consummation of the merger incident to their ownership of Company common stock on the same terms as is payable to all other shareholders of the Company. There are no key employees other than the executive officers and directors listed in the revised disclosure on page 10 of Amendment No. 1.

The Merger, page 14

Background of the Merger, page 14

7.	Please expand your discussion to explain why the board decided to explore strategic alternatives for the company, including a sale, in August 2004. Also, please expand your discussion throughout as to why the board decided to pursue a cash merger as opposed to other strategic alternatives. See Regulation M-A, Item 1004(a)(2)(iii).

Response:	The Company has revised the disclosure on pages 16 to 17 of Amendment No. 1 and elsewhere in Amendment No. 1 in response to the Staff’s comment.

8.	On page 15 you state that the board began to explore a leveraged recapitalization in mid-March 2005. Please revise to explain what happened with respect to this alternative after Chestnut Securities sent the packages to the five financial institutions.

Response:	The Company has revised the disclosure on page 19 of Amendment No. 1 in response to the Staff’s comment.

9.	Please describe in more detail your discussions with Stride Rite and the other bidder from March 2005 through the time when the new bids were presented in April 2005.

Response:	The Company has revised the disclosure on pages 18 to 19 of Amendment No. 1 in response to the Staff’s comment.

Securities and Exchange Commission

July 11, 2005

10.	Please describe in more detail the environmental issues at your Brookfield, Massachusetts facility disclosed in the last paragraph on page 16.

Response:	The Company has revised the disclosure on page 17 of Amendment No. 1 in response to the Staff’s comment.

11.	On page 17 in the last paragraph you state that the board considered the option of remaining an independent company. Please revise to provide more detail concerning the board’s consideration. What specifically did the board consider?

Response:	The Company has revised the disclosure on page 21 of Amendment No. 1 in response to the Staff’s comment.

12.	On page 18 in the second paragraph you indicate that Mr. Fisher and your financial advisor advised Mr. Chamberlain and Stride Rite’s financial advisor that any price reduction would require a significant reduction in the proposed termination fee. Please revise to quantify what you mean by significant reduction.

Response:	The Company has revised the disclosure on page 22 of Amendment No. 1 in response to the Staff’s comment.

13.	We note Chestnut Securities’ involvement in your negotiations with Stride Rite and other potential suitors beginning in August 2004, including your summary of the five financial analyses performed by Chestnut. Please advise us as to what consideration was given to whether oral or written communications with Chestnut Securities are reports materially related to the transaction that should be described in accordance with Item 1015(b) of Regulation M-A. We may have further comments upon review of your response.

Response:	The only report, opinion or appraisal materially relating to the proposed transaction received by the Company from Chestnut Securities and referred to in the Proxy Statement is the fairness opinion described on pages 26 to 38 of Amendment No. 1. In accordance with Item 14(b)(6) of Schedule 14A and Item 1015(b) of Regulation M-A, the Company has included in the Proxy Statement the information required by Item 1015(b) of Regulation M-A with respect to the Chestnut Securities fairness opinion. Chestnut Securities did not provide the Company with any other report, opinion or appraisal of the nature contemplated by Item 1015(b).

Reasons for the Merger and Recommendations of the Board of Directors, page 19

14.	Please briefly summarize the Board’s analysis for each material factor, including the risks and countervailing factors disclosed on pages 20 through 21.

Response:	The Company has revised the disclosure on page 25 of Amendment No. 1 in response to the Staff’s comment.

Securities and Exchange Commission

July 11, 2005

Opinion of the Financial Advisor, page 21

15.	Please provide for staff review all materials prepared by Chestnut and provided to Saucony’s board, or their representatives. Provide all transcripts, summaries, and video presentation materials. We may have further comment based on our review of these materials.

Response:	The Company is supplementally providing the Staff with the materials prepared by Chestnut Securities and provided to Saucony’s Board of Directors or their representatives.

16.	Please expand your disclosure to describe more fully the relationship between Chestnut Securities and Chestnut Partners and why Chestnut Securities has extensive knowledge of your company based on this relationship.

Response:	The Company has revised the disclosure on page 37 of Amendment No. 1 in response to the Staff’s comment.

17.	We note your statement on page 22 that Chestnut Securities received financial projections from you. Please provide us supplementally with copies of these projections and all other financial information you prepared for Chestnut Securities. Please also confirm to us that these projections were not made to Stride Rite or other potential merger candidates or, alternatively, revise your proxy statement to include them in the filing. We may have further comment.

Response:	The Company is supplementally providing the Staff with the financial projections and other financial information that Saucony provided to Chestnut Securities. The Company prepared extensive financial information and projections as a part of the process to pursue potential strategic alternatives. The Company believes that the three sets of financial projections included in Amendment No. 1 are the only projections material to Company shareholders who will vote on the merger as these projections are the principal projections furnished to Stride Rite and the other bidder and include both the most optimistic projections (dated October 4, 2004) and the most conservative projections (dated March 7, 2005). The Company has revised the disclosure on pages 38 to 40 of Amendment No. 1 in response to the Staff’s comment.

18.	The staff notes the disclaimers of Chestnut Securities, on page 22, relating to the estimates used in the preparation of the financial analysis and the fairness opinion. While it may be acceptable to include qualifying language concerning subjective analysis, it is inappropriate to disclaim responsibility for statements made in the document.

Securities and Exchange Commission

July 11, 2005

Response:	The Company has revised the disclosure on page 27 of Amendment No. 1 in response to the Staff’s comment.

Comparable Company Trading Values Analysis, page 24

19.	Please state the basis for Chestnut’s selection of 2000 as the starting point for its calculation of the historical discount of your stock price to the implied equity value per share in light of your improved stock price since the first quarter of the year ended January 2, 2004, as disclosed on page 58.

Response:	The Company has revised the disclosure on page 29 of Amendment No. 1 in response to the Staff’s comment.

20.	On page 26, revise your discussion of the discounted cash flow analysis to fully describe the “base case” and “aggressive growth” scenarios, including how you initially calculated the growth projections.

Response:	The Company has revised the disclosure on pages 30 to 31 of Amendment No. 1 in response to the Staff’s comment.

Discounted Cash Flow Analysis, page 26

21.	State the basis for assuming the range of EBITDA multiples, as well as the basis for assuming the range of discount rates. Similarly revise the discussion of the leveraged buyout analysis to state the basis for assuming the range of EBITDA multiples and required return on equity.

Response:	The Company has revised the disclosure on pages 34 to 35 of Amendment No. 1 in response to the Staff’s comment.

Interests of Our Directors and Executive Officers in the Merger, page 34

22.	We note your disclosure concerning the board’s awareness of potential conflicts of interest. Please explain how the board resolved these potential conflicts of interest.

Response:	The Company has revised the disclosure on page 40 of Amendment No. 1 in response to the Staff’s comment.

Regulatory Matters, page 37

23.	Please update this information as necessary.

Response:	The Company has revised the disclosure on page 45 of Amendment No. 1 and elsewhere in Amendment No. 1 in response to the Staff’s comment.

Material U.S. Federal Income Tax Consequences, page 38

Securities and Exchange Commission

July 11, 2005

24.	Please revise your disclosure to clarify that you are discussing all “material,” rather than “certain” or “certain material” tax consequences. In addition, please delete the statement on page 38 that this is a “general discussion” and the statement on page 39 that the tax discussion “is included for general information purposes only . . . .”

Response:	The Company has revised the disclosure on pages 45 to 46 of Amendment No. 1 in response to the Staff’s comment.

The Merger Agreement, page 39

25.	Please supplementally provide us with a list that briefly identifies the contents of all omitted schedules or similar supplements to the merger agreement.

Response:	The Company is supplementally providing the Staff with the requested list identifying the contents of all omitted schedules or similar supplements to the merger agreement.

Representations and Warranties, page 41

26.	We have read your disclosures in the first paragraph. Please note that investors are entitled to rely upon disclosures in your publicly filed documents, including disclosures regarding representations and warranties contained in a merger agreement. Please revise this paragraph accordingly.

Response:	The Company has revised the disclosure on page 49 of Amendment No. 1 in response to the Staff’s comment.

27.	We note your statement that some of the representations and warranties may not be accurate “as of any particular date.” Please include disclosure acknowledging that if specific material facts exist that contradict the representations or warranties in the merger agreement, you have provided corrective disclosure.

Response:	The Company has revised the disclosure on page 49 of Amendment No. 1 in response to the Staff’s comment.

Appendix C

28.	Please revise the opinion to state that Chestnut Securities has consented to the summary of its opinion in the proxy statement, or include such a statement in the proxy statement.

Response:	The Company has revised the disclosure on page 37 of Amendment No. 1 in response to the Staff’s comment.

Proxy Card

Securities and Exchange Commission

July 11, 2005

29.	With respect to Proposal No. 1, please insert a short statement describing the merger, including the price shareholders will receive.

Response:	The Company has revised the disclosure on the Proxy Card and elsewhere in Amendment No. 1 in response to the Staff’s comment.

In connection with this response, the Company has authorized us to acknowledge to you, on its behalf, that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Proxy Statement; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

For the Staff’s convenience, we are delivering a copy of Amendment No. 1 and this response letter directly to Matt Franker.

In order that Saucony may hold its shareholder meeting in a timely manner and to provide shareholders with adequate time to consider the proposed matters, we would appreciate receiving any comments the Staff may have concerning Amendment No. 1 as soon as practicable.

If you require additional information, please telephone either the undersigned at the telephone number indicated above or Stephanie Evans of this firm at (202) 663-6000.

Very truly yours,

/s/    Hal J. Leibowitz

Hal J. Leibowitz

cc:	Matthew Franker, Esq.
Mr. Michael Umana
David R. Redlick, Esq.